Schedule of Other Expenses Income (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total Other income	₪ 10,872	₪ 860
Total Other expenses	13,000	3,831	4,563
Remeasurement Of Contingent Consideration [Member]
IfrsStatementLineItems [Line Items]
Total Other income	10,572
Other [Member]
IfrsStatementLineItems [Line Items]
Total Other income	300	860
Total Other expenses	1,271	327	1,242
Issuance Expenses [Member]
IfrsStatementLineItems [Line Items]
Total Other expenses		3,504	3,321
Provision For Impairment [Member]
IfrsStatementLineItems [Line Items]
Total Other expenses	₪ 11,729